Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' Equity
Schedule of summarizes the outstanding warrants

	Number of Warrant ADSs
	June 30,	December 31,	Exercise	Expiration
Description	2023	2022	Price (per ADS)	Date
Equity-classified Warrants
2019 Investor Warrants	59,211	59,211	$60.00	07/01/2024
2019 Placement Warrants	8,881	8,881	$57.00	06/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	07/07/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	01/04/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	03/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	03/08/2027
	567,673	567,673
Liability-classified Warrants
September 2022 Series A Investor Warrants	755,000	755,000	$17.00	09/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	09/14/2029
	1,510,000	1,510,000
Total outstanding	2,077,673	2,077,673